Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Effective tax rate percent	0.05%	3.80%
Federal statutory rate	21.00%	21.00%
Permanent adjustments	0.06%
Net change in valuation allowance	$ 2.9	$ 0.3
Amortization period	5 years
Amortization period expenditures	15 years
Estimated research and development expenses	$ 3.0	1.7
Net operating loss carryforwards	$ 11.0	$ 3.1